Promissory Note Payable (Narrative) (Details) - Promissory note payable - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Promissory Note Payable [Line Items]
Promissory note issued				$ 594,000
Interest rate per annum				2.00%
Blended monthly installments payable				$ 5,463
Period of promissory note				five years
Balloon payment payable				$ 311,764
Interest expense	$ 8,621	$ 9,788	$ 10,931